Securities - Summary of Interest and Dividend Income and Gains on Securities (Details) - Insurance products - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure In Tabular Form Of Interest And Dividend Income On Securities And Gains On Securities In Respect Of Insurance Business [Line Items]
Interest and dividend income	$ 146	$ 136
Gains (losses) from securities designated at FVTPL	(199)	281
Realized gains from FVOCI securities	1	0
Total interest and dividend income and gains held in our Insurance business	$ (52)	$ 417